Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule of Classification of Loans Receivable [Table Text Block]

Year end loans are summarized below:

	(Dollars in thousands)
	December 31, 2012	December 31, 2011
Loans secured by real estate:
Construction and land development	$23,984	$21,143
Residential, including home equity	154,945	154,426
Commercial real estate and other dwelling	179,825	153,715
Total loans secured by real estate	358,754	329,284
Consumer loans	350	472
Commercial business	69,310	63,384
Government and other	8,869	8,643
Subtotal	437,283	401,783
Less:
Net deferred loan origination fees	(251)	(264)
Undisbursed loan funds	(51)	(118)
Loans receivable	$436,981	$401,401

Allowance for Credit Losses on Financing Receivables [Table Text Block]

The Bancorp’s activity in the allowance for loan losses, by loan segment, is summarized below for the years indicated.

			Commercial Real
			Estate,
			Construction &
	Residential		Land
	Real Estate,		Development,	Commercial	Commercial
	Including	Consumer	and Other	Participations	Business	Government
(Dollars in thousands)	Home Equity	Loans	Dwellings	Purchased	Loans	Loans	Total

The Bancorp's activity in the allowance for loan losses is summarized below for the twelve months ended December 31, 2012:

Allowance for loan losses:
Beginning Balance	$1,161	$15	$3,329	$2,399	$1,101	$-	$8,005
Charge-offs	(336)	(17)	(256)	(873)	(619)	-	(2,101)
Recoveries	4	5	13	108	37	-	167
Provisions	195	16	1,464	(26)	701	-	2,350
Ending Balance	$1,024	$19	$4,550	$1,608	$1,220	$-	$8,421

The Bancorp's activity in the allowance for loan losses is summarized below for the twelve months ended December 31, 2011:

Allowance for loan losses:
Beginning Balance	$994	$30	$2,773	$4,704	$620	$-	$9,121
Charge-offs	(469)	(57)	(880)	(3,366)	(163)	-	$(4,935)
Recoveries	112	11	183	-	3	-	$309
Provisions	524	31	1,253	1,061	641	-	$3,510
Ending Balance	$1,161	$15	$3,329	$2,399	$1,101	$-	$8,005

The Bancorp's allowance for loan losses impairment evaluation and financing receivables are summarized below at December 31, 2012:

Ending balance: individually
evaluated for impairment	$9	$-	$1,783	$-	$209	$-	$2,001

Ending balance: collectively
evaluated for impairment	$1,015	$19	$2,767	$1,608	$1,011	$-	$6,420

FINANCING RECEIVABLES
Ending balance	$154,627	$347	$175,769	$28,040	$69,329	$8,869	$436,981

Ending balance: individually
evaluated for impairment	$692	$-	$10,778	$6,378	$2,032	$-	$19,880

Ending balance: collectively
evaluated for impairment	$153,935	$347	$164,991	$21,662	$67,297	$8,869	$417,101

The Bancorp's allowance for loan losses impairment evaluation and financing receivables are summarized below at December 31, 2011:

Ending balance: individually
evaluated for impairment	$10	$-	$1,043	$252	$304	$-	$1,609

Ending balance: collectively
evaluated for impairment	$1,151	$15	$2,286	$2,147	$797	$-	$6,396

FINANCING RECEIVABLES
Ending balance	$154,135	$472	$154,618	$20,240	$63,293	$8,643	$401,401

Ending balance: individually
evaluated for impairment	$1,282	$-	$11,007	$7,170	$2,214	$-	$21,673

Ending balance: collectively
evaluated for impairment	$152,853	$472	$143,611	$13,070	$61,079	$8,643	$379,728

Financing Receivable Credit Quality Indicators [Table Text Block]

The Bancorp's credit quality indicators, are summarized below at December 31:

	(Dollars in thousands)
	Corporate Credit Exposure - Credit Risk Portfolio By Creditworthiness Category
	Commercial Real Estate, Construction						Government
	& Land Development, and Other Dwellings		Commercial Participations Purchased		Commercial Business Loans		Loans
Loan Grades	2012	2011	2012	2011	2012	2011	2012	2011
2 Moderate risk	$19	$25	$-	$-	$5,674	$4,467	$-	$-
3 Acceptable risk	110,416	85,703	15,585	2,387	45,202	37,713	8,869	8,643
4 Pass/monitor	51,100	51,429	1,029	5,903	13,500	17,532	-	-
5 Special mention (watch)	3,630	5,509	5,984	4,780	3,300	978	-	-
6 Substandard	10,604	11,952	5,442	7,170	1,653	2,603	-	-
7 Doubtful	-	-	-	-	-	-	-	-
Total	$175,769	$154,618	$28,040	$20,240	$69,329	$63,293	$8,869	$8,643

	(Dollars in thousands)
	Consumer Credit Exposure - Credit Risk Profile Based On Payment Activity
	Residential Real Estate,
	Including Home Equity		Consumer Loans
	2012	2011	2012	2011
Performing	$152,838	$151,375	$337	$472
Non-performing	1,789	2,760	10	-
Total	$154,627	$154,135	$347	$472

Troubled Debt Restructurings on Financing Receivables [Table Text Block]

The Bancorp's troubled debt restructurings for the periods presented are summarized below:

			(Dollars in thousands)
		Pre-	Post-		Pre-	Post-
		Modification	Modification		Modification	Modification
		Outstanding	Outstanding		Outstanding	Outstanding
	Number of	Recorded	Recorded	Number of	Recorded	Recorded
	Contracts	Investment	Investment	Contracts	Investment	Investment
	December 31, 2012			December 31, 2011
Troubled debt restructurings during the period:
Residential real estate, including home equity	7	$700	$692	14	$1,290	$1,282
Consumer loans	-	-	-	-	-	-
Commercial real estate, construction & land development, and other dwellings	3	1,440	1,440	3	8,097	7,836
Commercial participations purchased	1	1,290	935	2	7,975	5,635
Commercial business loans	1	108	88	-	-	-
Government loans	-	-	-	-	-	-

	Number of	Recorded	Number of	Recorded
	Contracts	Investment	Contracts	Investment
	December 31, 2012		December 31, 2011
Troubled debt restructurings that subsequently defaulted during the periods presented:
Residential real estate, including home equity	1	$39	1	$159
Consumer loans	-	-	-	-
Commercial real estate, construction & land development, and other dwellings	-	-	3	6,009
Commercial participations purchased	-	-	-	-
Commercial business loans	-	-	-	-
Government loans	-	-	-	-

Schedule of Impaired Loans Receivable, Additional Information [Table Text Block]

The Bancorp's individually evaluated impaired loans are summarized below:

	As of December 31, 2012			For the twelve months ended December 31, 2012
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Residential real estate, including home equity	$-	$-	$-	$-	$-
Commercial real estate, construction & land development, and other dwellings	591	591	-	652	3
Commercial participations purchased	6,378	11,047	-	5,080	-
Commercial business loans	727	1,000	-	992	32
With an allowance recorded:
Residential real estate, including home equity	692	692	9	782	20
Commercial real estate, construction & land development, and other dwellings	10,187	10,271	1,783	10,207	349
Commercial participations purchased	-	-	-	1,394	-
Commercial business loans	1,305	1,305	209	874	51
Total:
Residential real estate, including home equity	$692	$692	$9	$782	$20
Commercial real estate, construction & land development, and other dwellings	$10,778	$10,862	$1,783	$10,859	$352
Commercial participations purchased	$6,378	$11,047	$-	$6,474	$-
Commercial business loans	$2,032	$2,305	$209	$1,866	$83

	As of December 31, 2011			For the twelve months ended December 31, 2011
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Residential real estate, including home equity	$-	$-	$-	$26	$-
Commercial real estate, construction & land development, and other dwellings	690	880	-	1,725	16
Commercial participations purchased	2,483	8,158	-	2,946	182
Commercial business loans	793	818	-	386	20
With an allowance recorded:
Residential real estate, including home equity	1,282	1,282	10	278	-
Commercial real estate, construction & land development, and other dwellings	10,317	12,662	1,043	8,698	463
Commercial participations purchased	4,687	4,687	252	8,990	186
Commercial business loans	1,421	1,421	304	739	15
Total:
Residential real estate, including home equity	$1,282	$1,282	$10	$304	$-
Commercial real estate, construction & land development, and other dwellings	$11,007	$13,542	$1,043	$10,423	$479
Commercial participations purchased	$7,170	$12,845	$252	$11,936	$368
Commercial business loans	$2,214	$2,239	$304	$1,125	$35

Past Due Financing Receivables [Table Text Block]

The Bancorp's age analysis of past due loans is summarized below:

		(Dollars in thousands)

							Recorded
			Greater				Investments
			Than 90				Greater than
	30-59 Days	60-89 Days	Days Past	Total Past			90 Days and
	Past Due	Past Due	Due	Due	Current	Total Loans	Accruing
December 31, 2012
Residential real estate, including home equity	$4,172	$1,145	$1,448	$6,765	$147,862	$154,627	$-
Consumer loans	-	-	-	-	347	347	-
Commercial real estate, construction & land development, and other dwellings	4,044	390	1,993	6,427	169,342	175,769	229
Commercial participations purchased	5	-	5,442	5,447	22,593	28,040	-
Commercial business loans	689	116	1,525	2,330	66,999	69,329	-
Government loans	-	-	-	-	8,869	8,869	-
Total	$8,910	$1,651	$10,408	$20,969	$416,012	$436,981	$229

December 31, 2011
Residential real estate, including home equity	$3,413	$874	$2,663	$6,950	$147,185	$154,135	$279
Consumer loans	7	-	-	7	465	472	-
Commercial real estate, construction & land development, and other dwellings	604	238	1,616	2,458	152,160	154,618	-
Commercial participations purchased	7	-	7,169	7,176	13,064	20,240	-
Commercial business loans	458	323	717	1,498	61,795	63,293	-
Government loans	-	-	-	-	8,643	8,643	-
Total	$4,489	$1,435	$12,165	$18,089	$383,312	$401,401	$279

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]

The Bancorp's loans on nonaccrual status are summarized below:

	(Dollars in thousands)
	December 31,	December 31,
	2012	2011
Residential real estate, including home equity	$1,846	$2,481
Consumer loans	10	-
Commercial real estate, construction & land development, and other dwellings	2,311	3,433
Commercial participations purchased	5,442	7,170
Commercial business loans	1,644	926
Government loans	-	-
Total	$11,253	$14,010